Note 9 - Leases - Supplemental Cash Flow and Other Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating cash flows used for operating leases	$ 194,435	$ 45,970
Total operating lease liabilities	$ 4,222,670	$ 1,353,898